Share capital and Contributed Surplus - U.S. Public Offering (November 2024) (Details)								2 Months Ended	12 Months Ended
	Feb. 25, 2025 CAD ($)	Nov. 12, 2024 CAD ($)	Nov. 12, 2024 USD ($)	Nov. 11, 2024 CAD ($) $ / shares shares	Nov. 01, 2024 CAD ($) $ / shares shares	Nov. 01, 2024 USD ($) $ / shares shares	Jan. 10, 2024 CAD ($) shares	Dec. 31, 2024 CAD ($) $ / shares shares	Sep. 30, 2025 CAD ($) shares	Sep. 30, 2025 $ / shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2024 $ / shares	Sep. 30, 2023 CAD ($)	Nov. 01, 2024 $ / shares
Disclosure of classes of share capital [line items]
Number of shares in exchange of warrants | shares									1,295,113
Number of warrants exercised | shares									11,243,900		1,781,323
Weighted average exercise price of warrants exercised | $ / shares										$ 0.09		$ 0
Proceeds from exercise of warrants									$ 402,837		$ 1,613
Proceeds from issue of ordinary shares									18,718,524		4,965,680		$ 7,357,012
Share issuance costs									(1,807,686)		(541,566)		(1,985,074)
Share issuance costs									$ (3,237,953)		$ (1,033,393)		$ (3,152,794)
August 2024 Offering
Disclosure of classes of share capital [line items]
Percentage of public offering price issued	7.50%
Obligation fees	$ 244,128
November 2024 Offering
Disclosure of classes of share capital [line items]
Percentage of public offering price issued		7.50%	7.50%
Obligation fees		$ 259,534	$ 184,047
Proceeds from issue of ordinary shares		3,400,000	$ 2,500,000		$ 4,900,000	$ 3,500,000
Debt Settlement
Disclosure of classes of share capital [line items]
Issued common shares | shares				5,669			222
Issue Price Per Share | $ / shares				$ 17.64
Number of shares issued | shares				5,669			222
Issue of equity				$ 100,000			$ 97,615
Percentage of discount on closing price of shares				20.00%
Pre-Funded Warrants
Disclosure of classes of share capital [line items]
Weighted average exercise price of warrants exercised | $ / shares								$ 0.021
U.S. Public Offering (November 2024)
Disclosure of classes of share capital [line items]
Issued common shares | shares					3,810	3,810
Pre-funded warrants issued | shares					3,809,000	3,809,000
Issue Price Per Share | (per share)					$ 26.25	$ 18.9
Pre-funded warrant, price per share | (per share)					$ 1.25									$ 0.9
Gross proceeds from offering before deducting placement agent fees					$ 4,900,000	$ 3,500,000
Pre-funded warrants on initial recognition | $ / shares					$ 1.249
Exercise price | $ / shares					0.001
Placement agent fees, per share | (per share)					1.974	$ 1.4175
Placement agent fees, per warrant | (per share)					$ 0.094	$ 0.0675
Placement agent fees					$ 365,726	$ 262,508
Percentage of public offering price issued					7.50%	7.50%
Placement agent warrants granted | shares					194,450	194,450
Exercise price of placement agent warrants | (per share)					$ 32.907	$ 23.625
Extinguish Warrant Liability/Transfer to equity		$ 3,301,925
Number of warrants exercised | shares					639,000	639,000
Weighted average exercise price of warrants exercised | $ / shares						$ 0.021
Fair Value Of Broker Compensation Warrants					$ 187,468
Share issuance costs					(1,807,686)
Share issuance costs					$ (227,557)
Number of shares issued | shares					3,810	3,810
U.S. Public Offering (November 2024) | November 2024 Offering
Disclosure of classes of share capital [line items]
Percentage of public offering price issued					7.50%	7.50%
Obligation fees					$ 362,618	$ 260,661
U.S. Public Offering (November 2024) | Pre-Funded Warrants
Disclosure of classes of share capital [line items]
Number of warrants exercised | shares								3,170,000
Proceeds from exercise of warrants								$ 3,170